Fair Value Measurement - Schedule of Individual Securities Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2022 USD ($) Investments	Dec. 31, 2021 USD ($) Investments
Debt Securities, Available-for-Sale [Line Items]
Number Of Positions | Investments	7	10
Less then 12 Months, Fair Value	$ 27,520	$ 34,371
Less then 12 Months, Unrealized Losses	$ 242	$ 123
Corporate Bond
Debt Securities, Available-for-Sale [Line Items]
Number Of Positions | Investments	4	5
Less then 12 Months, Fair Value	$ 9,719	$ 12,572
Less then 12 Months, Unrealized Losses	$ 21	$ 32
Government Bonds
Debt Securities, Available-for-Sale [Line Items]
Number Of Positions | Investments	3	3
Less then 12 Months, Fair Value	$ 17,801	$ 18,082
Less then 12 Months, Unrealized Losses	$ 221	$ 83
Foreign Bonds
Debt Securities, Available-for-Sale [Line Items]
Number Of Positions | Investments	0	2
Less then 12 Months, Fair Value	$ 0	$ 3,717
Less then 12 Months, Unrealized Losses	$ 0	$ 8